Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We maintain a corporate cybersecurity risk assessment program that is designed to identify and manage material risks from cybersecurity threats and protect the confidentiality, integrity, and availability of our critical information technology (IT) systems. The program is integrated into our overall risk management system, thereby helping to ensure that we address cybersecurity risks in a comprehensive manner.

In implementing the processes of our cybersecurity risk assessment program, we have an internal cybersecurity team (described further below under “Item 16K. Cybersecurity—Governance”), and we also engage outside assessors, consultants, auditors and other third parties to help us in identifying and managing our cybersecurity risks. The degree to which our internal cybersecurity team, as opposed to an external party, handles the implementation of a given cybersecurity project depends on the specific needs of the project. We have processes in place to oversee and identify risks related to our outsourcing of certain portions of our cybersecurity risk management. Those processes are designed to ensure that we are utilizing reliable and secure third-party vendors.

We regularly assess whether any risks from cybersecurity threats are reasonably likely to materially affect our company, its business strategy, results of operations or financial condition. If any such risks are identified, we take appropriate measures to mitigate them. As with virtually every other public company, we believe that a potential material cybersecurity incident could potentially adversely affect our business operations in a material manner, due to the reliance that we place on our IT systems for, among other things: effectively managing our accounting and financial functions, including maintaining our internal controls; managing our sales and marketing processes for our solutions and services; and maintaining our proprietary rights (such as research and development, and other intellectual property- related data). While we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition, the failure of our IT systems to perform properly could disrupt our ability to develop, market and sell our solutions and services, which may result in decreased sales, increased overhead costs, and failure of our solutions to properly function, causing our business, our reputation, and our operating results to suffer. Please see “Item 3.D. Risk Factors—Risks Relating to Our Business, Our Industry, and Our Financing Activities— Significant disruptions of our information technology systems or breaches of our data security could adversely affect our business”.

Cybersecurity Risk Management Processes Integrated [Text Block]

We maintain a corporate cybersecurity risk assessment program that is designed to identify and manage material risks from cybersecurity threats and protect the confidentiality, integrity, and availability of our critical information technology (IT) systems. The program is integrated into our overall risk management system, thereby helping to ensure that we address cybersecurity risks in a comprehensive manner.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	While we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition, the failure of our IT systems to perform properly could disrupt our ability to develop, market and sell our solutions and services, which may result in decreased sales, increased overhead costs, and failure of our solutions to properly function, causing our business, our reputation, and our operating results to suffer.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

As part of our corporate cybersecurity risk assessment program, we prioritize the identification and management of cybersecurity risk at several levels, including board oversight and heavy involvement of our management on an ongoing basis.

Our board of directors as a whole is responsible for the oversight of risks from cybersecurity threats. The board has established a steering committee that reports cybersecurity risks to the entire board on an annual basis. The committee meets annually with our company’s chief information security officer (CISO), who updates the committee regarding the latest developments with respect to our cybersecurity risk assessment program, the results of the latest risk assessments, and any material risks from cybersecurity threats that have been identified. The committee also receives periodic, ongoing updates on the prevention, detection, mitigation and remediation of cybersecurity incidents, including details concerning any incidents that have occurred, our company’s response to such incidents, and any lessons learned as a result. The steering committee reports information concerning cybersecurity risks to our entire board of directors on a periodic basis, including material cybersecurity risks that have been identified, our company’s response to those risks, and any recommendations for improvement in our response.

Our management, led by our CISO, is primarily responsible for assessing and managing material risks from cybersecurity threats. The CISO directly manages our cybersecurity risk assessment program. Our CISO has over 30 years of comprehensive experience in Information Systems and Technology, with a dedicated focus on Information Security, Incident Response, Cybersecurity, and Forensics for the past decade. As a CISO for three years, he has provided strategic leadership and proactive risk management, steering various organizations through evolving cyber threats. His expertise is rooted in hands-on experience, making him a respected figure in the cybersecurity community.

In handling his role, our CISO is assisted by a team of cybersecurity professionals, which includes individuals with prior work experience, degrees, certification, knowledge, skills and background in cybersecurity, including with respect to cybersecurity risk management, cybersecurity engineering and cybersecurity operations. The cybersecurity team is responsible for monitoring the prevention, detection, mitigation and remediation of cybersecurity incidents. This includes monitoring our IT network and systems for signs of cyber-attacks, responding to any cybersecurity incidents that occur, and implementing measures to prevent future incidents. The cybersecurity team reports information about cybersecurity risks to senior management on a regular basis. This includes information about any material risks from cybersecurity threats that have been identified, our company’s response to those risks, and any recommendations for improvement.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors as a whole is responsible for the oversight of risks from cybersecurity threats. The board has established a steering committee that reports cybersecurity risks to the entire board on an annual basis. The committee meets annually with our company’s chief information security officer (CISO), who updates the committee regarding the latest developments with respect to our cybersecurity risk assessment program, the results of the latest risk assessments, and any material risks from cybersecurity threats that have been identified.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management, led by our CISO, is primarily responsible for assessing and managing material risks from cybersecurity threats. The CISO directly manages our cybersecurity risk assessment program. Our CISO has over 30 years of comprehensive experience in Information Systems and Technology, with a dedicated focus on Information Security, Incident Response, Cybersecurity, and Forensics for the past decade.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The cybersecurity team is responsible for monitoring the prevention, detection, mitigation and remediation of cybersecurity incidents. This includes monitoring our IT network and systems for signs of cyber-attacks, responding to any cybersecurity incidents that occur, and implementing measures to prevent future incidents. The cybersecurity team reports information about cybersecurity risks to senior management on a regular basis. This includes information about any material risks from cybersecurity threats that have been identified, our company’s response to those risks, and any recommendations for improvement.